Condensed financial information of the parent company - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A Common Shares
Condensed Balance Sheets
Common shares, par value per share	$ 0.0001	$ 0.0001
Common shares, shares authorized	4,920,000,000	4,920,000,000
Common shares, shares issued	63,041,500	61,831,753
Common shares, shares outstanding	63,041,500	61,831,753
Treasury stock, common, shares	442,915	1,429,341
Class B Common Shares
Condensed Balance Sheets
Common shares, par value per share	$ 0.0001	$ 0.0001
Common shares, shares authorized	30,000,000	30,000,000
Common shares, shares issued	17,000,189	17,000,189
Common shares, shares outstanding	17,000,189	17,000,189
Parent Company | Class A Common Shares
Condensed Balance Sheets
Common shares, par value per share	$ 0.0001	$ 0.0001
Common shares, shares authorized	4,920,000,000	4,920,000,000
Common shares, shares issued	63,041,500	61,831,753
Common shares, shares outstanding	63,041,500	61,831,753
Treasury stock, common, shares	442,915	1,429,341
Parent Company | Class B Common Shares
Condensed Balance Sheets
Common shares, par value per share	$ 0.0001	$ 0.0001
Common shares, shares authorized	30,000,000	30,000,000
Common shares, shares issued	17,000,189	17,000,189
Common shares, shares outstanding	17,000,189	17,000,189